CALVERT GROUP
4550 MONTGOMERY AVENUE
BETHESDA, MD 20814

May 5, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re:     Calvert Municipal Fund
                                   SEC File numbers: 33-44968 and 811-6525

Ladies and Gentlemen:

            In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

            (1)  the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from that contained in the most recent registration statement (effective April 30, 2009) or amendment; and

            (2)  the text of the most recent registration statement (effective April 30, 2009) has been filed electronically.

            If you have questions or require further information, please contact me at 301-951-4881.

Sincerely,

/s/Lancelot A. King

Lancelot A. King
Associate General Counsel